Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade accounts receivable	$ 1,637	$ 1,607
Allowances for expected credit losses	(116)	(119)				$ (109)	$ (106)
Trade receivables	$ 1,521	$ 1,488	[1]	$ 1,557

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.